Stock-Based Compensation and Other Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based and Other Compensation
Long Term Incentive Plan Awards Granted

Fiscal Year		RSUs Awarded	PSUs Awarded
2010		140,050	159,250
2011	(a)	524,550	291,600
2012	(b)	259,400	314,400

Schedule Of Share Based Compensation Stock Options Activity

	Year Ended December 31, 2012
			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Shares	Exercise Price	Term (in Years)	Intrinsic Value
Outstanding at beginning of year	1,208,041	$28.73	-	-
Exercised	(410,331)	25.94	-	-
Forfeited / Expired	(3,500)	24.93	-	-
Outstanding at end of year	794,210	$30.32	3.19	$17,335,637
Vested and expected to vest at end of year	746,689	$30.26	3.18	$16,346,539
Exercisable at end of year	623,218	$30.22	2.99	$13,669,784

	Years Ended December 31,
	2011			2010
			Weighted			Weighted
			Average			Average
			Remaining			Remaining
		Weighted	Contractual		Weighted	Contractual
		Average	Term		Average	Term
	Shares	Exercise Price	(in Years)	Shares	Exercise Price	(in Years)
Outstanding at beginning of year	1,699,701	$28.57		2,255,604	$27.55
Exercised	(449,660)	27.71		(399,507)	22.26
Forfeited / Expired	(42,000)	32.85		(156,396)	30.24
Outstanding at end of year	1,208,041	$28.73	3.29	1,699,701	$28.57	4.26
Exercisable at end of year	959,779	$28.36		1,231,683	$27.86

Restricted Stock, RSU and PSU Rollforward

		Restricted Stock and RSU Awards		PSU Awards
			Weighted Average		Weighted Average
			Grant Date		Grant Date
		Shares	Fair Value	Shares	Fair Value
Nonvested at January 1, 2010		381,878	$28.87	170,375	$32.33
Granted		156,682	28.34	159,250	36.16
Vested	(a)	(175,225)	28.58	-	-
Forfeited		(99,515)	29.75	(65,725)	36.26
Adjustment	(b)	-	-	(19,906)	28.49
Nonvested at December 31, 2010		263,820	28.42	243,994	36.18
Granted		541,890	34.65	291,600	46.66
Vested	(a)	(162,437)	30.48	(48,925)	39.78
Forfeited		(18,480)	29.32	(14,055)	42.14
Adjustment	(b)	-	-	200,814	22.65
Nonvested at December 31, 2011		624,793	33.26	673,428	36.30
Granted		274,420	41.41	314,400	42.28
Vested	(a)	(268,683)	32.56	(235,189)	23.66
Forfeited		(36,336)	36.33	(49,494)	33.96
Adjustment	(b)	-	-	296,368	26.01
Nonvested at December 31, 2012		594,194	$37.15	999,513	$34.55